Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,
	2024	2023
Electronic equipment	$156,448	$154,305
Less: accumulated depreciation	(29,705)	(10,469)
Property, plant and equipment, net	$126,743	$143,836